Convertible Senior Notes - Summary of Carying Amount of the Convertible Notes (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Liability component:
Principal	¥ 41,163	$ 5,797	¥ 46,983
Net carrying amount	41,019	5,777	46,797
Lqiyi Two Thousand Twenty Three Convertible Notes And Two Thousand Twenty Five Convertible Notes And Two Thousand Twenty Six Convertible Notes Collectively [Member]
Liability component:
Principal	10,801	1,522	17,986
Less: unamortized discount and debt issuance costs	(145)	(20)	112
Net carrying amount	¥ 10,946	$ 1,542	¥ 17,874